Summary of Significant Accounting Policies - Schedule of Earnings Per Share Anti-Diluted (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Anti dilutive shares excluded	24,150,000	15,525,000
Stock Options [Member]
Anti dilutive shares excluded	12,450,000	12,450,000
Warrant [Member]
Anti dilutive shares excluded	11,700,000	875,000
Series C Convertible Preferred Stock [Member]
Anti dilutive shares excluded		2,200,000